Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 59,034	$ 130,743
Time deposits - Short term	9,952	1,500
Accounts receivable	6,384	6,540
Assets held for sale	0	31,995
Due from Manager	540	946
Inventories	3,895	5,167
Accrued revenue	193	87
Derivative assets	6	0
Restricted cash	9,608	64,505
Prepaid expenses and other current assets	2,380	1,679
Total current assets	91,992	243,162
FIXED ASSETS:
Vessels, net	1,051,405	988,161
Advances for vessel acquisitions and vessels under construction	12,890	68,356
Total fixed assets	1,064,295	1,056,517
OTHER NON CURRENT ASSETS:
Deferred finance charge, net	0	1,016
Restricted cash	10,275	7,837
Derivative assets	2	181
Accrued revenue	969	918
Total assets	1,167,533	1,309,631
CURRENT LIABILITIES:
Current portion of long-term debt, net	11,560	77,467
Liability directly associated with assets held for sale, net	0	16,724
Unearned revenue	1,703	1,956
Trade accounts payable	5,667	5,277
Accrued liabilities	2,496	3,984
Derivative liabilities	64	318
Total current liabilities	21,490	105,726
Derivative liabilities	457	360
Long-term debt, net	572,816	569,399
Other non-current liabilities	1,960	0
Total liabilities	596,723	675,485
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 83,486,194 and 83,590,938 issued and outstanding at December 31, 2015 and September 30, 2016, respectively	83	83
Preferred stock, $0.01 par value; 20,000,000 authorized, 1,569,526 and 1,504,177 Series B Preferred Shares, 2,300,000 Series C Preferred Shares, 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2015 and September 30, 2016, respectively	70	71
Treasury stock, $0.001 par value, none and 113,076 shares repurchased at December 31, 2015 and September 30, 2016, respectively	(120)	0
Additional paid in capital	368,393	369,731
Retained earnings	202,384	264,261
Total shareholders' equity	570,810	634,146
Total liabilities and shareholders' equity	$ 1,167,533	$ 1,309,631